Quarterly Holdings Report
for

Fidelity® Series Large Cap Value Index Fund

October 31, 2020

XS6-QTLY-1220
1.967969.106

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	2,196,152	$59,340,027
CenturyLink, Inc.	336,275	2,898,691
GCI Liberty, Inc. (a)	30,315	2,462,487
Verizon Communications, Inc.	1,276,137	72,727,048
		137,428,253
Entertainment - 2.0%
Activision Blizzard, Inc.	142,200	10,768,806
Electronic Arts, Inc. (a)	75,605	9,059,747
Lions Gate Entertainment Corp.:
Class A (a)(b)	21,985	147,300
Class B (a)	32,379	203,016
Madison Square Garden Entertainment Corp. (a)	5,611	364,715
Take-Two Interactive Software, Inc. (a)	2,530	391,948
The Madison Square Garden Co. (a)	5,783	819,104
The Walt Disney Co.	556,615	67,489,569
Zynga, Inc. (a)	49,106	441,463
		89,685,668
Interactive Media & Services - 1.8%
Alphabet, Inc.:
Class A (a)	20,712	33,472,870
Class C (a)	20,440	33,133,444
Pinterest, Inc. Class A (a)	20,996	1,237,714
TripAdvisor, Inc.	31,261	597,398
Twitter, Inc. (a)	236,523	9,782,591
Zillow Group, Inc.:
Class A (a)	15,659	1,398,818
Class C (a)(b)	38,472	3,409,389
		83,032,224
Media - 2.2%
Charter Communications, Inc. Class A (a)	4,466	2,696,660
Comcast Corp. Class A	1,395,596	58,949,975
Discovery Communications, Inc.:
Class A (a)(b)	46,573	942,638
Class C (non-vtg.) (a)	101,547	1,860,341
DISH Network Corp. Class A (a)	75,507	1,924,673
Fox Corp.:
Class A	106,775	2,831,673
Class B	46,553	1,216,895
Interpublic Group of Companies, Inc.	119,415	2,160,217
John Wiley & Sons, Inc. Class A	13,469	417,000
Liberty Broadband Corp.:
Class A (a)	7,644	1,074,364
Class C (a)	32,226	4,566,746
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	60,957	2,202,376
Liberty Media Class A (a)	7,635	254,246
Liberty SiriusXM Series A (a)	23,739	820,657
Liberty SiriusXM Series C (a)	45,950	1,589,870
News Corp.:
Class A	117,808	1,546,819
Class B	38,716	504,082
Nexstar Broadcasting Group, Inc. Class A	4,355	358,852
Omnicom Group, Inc.	65,369	3,085,417
Sirius XM Holdings, Inc.	144,638	828,776
The New York Times Co. Class A (b)	50,030	1,984,190
ViacomCBS, Inc.:
Class A	10,772	321,652
Class B	159,061	4,544,373
		96,682,492
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	169,331	18,553,598
Telephone & Data Systems, Inc.	31,457	534,769
U.S. Cellular Corp. (a)	4,394	127,953
		19,216,320

TOTAL COMMUNICATION SERVICES		426,044,957

CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.3%
Aptiv PLC	82,372	7,948,074
BorgWarner, Inc.	65,605	2,294,863
Gentex Corp.	75,395	2,086,180
Lear Corp.	18,418	2,225,079
		14,554,196
Automobiles - 0.5%
Ford Motor Co.	1,199,267	9,270,334
General Motors Co.	384,540	13,278,166
Harley-Davidson, Inc.	46,999	1,545,327
Thor Industries, Inc.	16,946	1,433,293
		25,527,120
Distributors - 0.1%
Genuine Parts Co.	43,201	3,906,666
LKQ Corp. (a)	93,095	2,978,109
		6,884,775
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	5,635	890,612
Frontdoor, Inc. (a)	21,971	870,491
Graham Holdings Co.	1,206	458,690
Grand Canyon Education, Inc. (a)	14,340	1,123,826
H&R Block, Inc.	17,420	300,669
Service Corp. International	52,885	2,449,104
ServiceMaster Global Holdings, Inc. (a)	40,661	1,914,726
		8,008,118
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp. (b)	70,139	1,945,656
Carnival Corp. (b)	144,630	1,982,877
Choice Hotels International, Inc.	10,677	932,636
Darden Restaurants, Inc.	39,973	3,674,318
Dunkin' Brands Group, Inc.	3,784	377,303
Extended Stay America, Inc. unit	55,068	625,022
Hilton Worldwide Holdings, Inc.	83,920	7,369,015
Hyatt Hotels Corp. Class A	10,882	600,033
Las Vegas Sands Corp.	58,495	2,811,270
Marriott International, Inc. Class A	82,637	7,675,325
McDonald's Corp.	196,479	41,850,027
MGM Mirage, Inc.	144,643	2,975,307
Norwegian Cruise Line Holdings Ltd. (a)(b)	84,563	1,406,283
Planet Fitness, Inc. (a)	10,770	638,338
Royal Caribbean Cruises Ltd.	53,979	3,045,495
Six Flags Entertainment Corp. (b)	22,992	497,087
Starbucks Corp.	152,240	13,238,790
Vail Resorts, Inc.	11,294	2,620,660
Wyndham Destinations, Inc.	25,927	845,998
Wyndham Hotels & Resorts, Inc.	28,157	1,309,582
Wynn Resorts Ltd.	22,645	1,640,177
Yum China Holdings, Inc.	114,659	6,103,299
Yum! Brands, Inc.	85,730	8,001,181
		112,165,679
Household Durables - 0.8%
D.R. Horton, Inc.	101,639	6,790,502
Garmin Ltd.	45,982	4,783,048
Leggett & Platt, Inc.	40,585	1,693,612
Lennar Corp.:
Class A	83,298	5,850,019
Class B	4,700	267,383
Mohawk Industries, Inc. (a)	17,854	1,842,354
Newell Brands, Inc.	118,053	2,084,816
NVR, Inc. (a)	925	3,656,608
PulteGroup, Inc.	82,217	3,351,165
Tempur Sealy International, Inc. (a)	3,722	331,258
Toll Brothers, Inc.	35,578	1,504,238
Whirlpool Corp.	18,748	3,467,630
		35,622,633
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	17,694	842,765
Expedia, Inc.	36,906	3,474,700
GrubHub, Inc. (a)	25,547	1,889,456
Qurate Retail, Inc. Series A (a)	117,569	795,942
Wayfair LLC Class A (a)	1,761	436,781
		7,439,644
Leisure Products - 0.2%
Brunswick Corp.	24,224	1,543,311
Hasbro, Inc.	39,090	3,233,525
Mattel, Inc. (a)(b)	43,368	597,177
Peloton Interactive, Inc. Class A (a)	22,747	2,506,947
Polaris, Inc.	16,005	1,454,214
		9,335,174
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	37,677	3,402,987
Kohl's Corp.	48,371	1,029,819
Nordstrom, Inc. (b)	32,969	398,925
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	1,901	165,558
Target Corp.	153,896	23,426,049
		28,423,338
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	20,471	3,014,969
AutoNation, Inc. (a)	17,624	999,810
AutoZone, Inc. (a)	2,936	3,314,685
Best Buy Co., Inc.	57,481	6,412,006
Burlington Stores, Inc. (a)	2,068	400,323
CarMax, Inc. (a)	46,254	3,998,196
Dick's Sporting Goods, Inc.	18,948	1,073,404
Foot Locker, Inc.	31,796	1,172,636
Gap, Inc.	56,108	1,091,301
L Brands, Inc.	70,498	2,256,641
Penske Automotive Group, Inc.	9,857	504,284
Ross Stores, Inc.	20,532	1,748,710
The Home Depot, Inc.	165,429	44,121,569
Tiffany & Co., Inc.	37,230	4,871,173
TJX Companies, Inc.	70,123	3,562,248
Ulta Beauty, Inc. (a)	1,151	237,992
Vroom, Inc.	1,425	58,568
Williams-Sonoma, Inc.	19,765	1,802,766
		80,641,281
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	43,640	926,041
Carter's, Inc.	13,160	1,071,882
Columbia Sportswear Co. (b)	8,927	665,865
Hanesbrands, Inc.	106,547	1,712,210
PVH Corp.	21,579	1,257,840
Ralph Lauren Corp.	14,462	966,785
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	41,091	1,302,996
Tapestry, Inc.	84,980	1,889,105
Under Armour, Inc.:
Class A (sub. vtg.) (a)	59,249	820,006
Class C (non-vtg.) (a)	58,864	719,907
VF Corp.	93,389	6,275,741
		17,608,378

TOTAL CONSUMER DISCRETIONARY		346,210,336

CONSUMER STAPLES - 8.2%
Beverages - 1.2%
Brown-Forman Corp.:
Class A	2,212	138,803
Class B (non-vtg.)	8,085	563,605
Constellation Brands, Inc. Class A (sub. vtg.)	49,070	8,107,836
Keurig Dr. Pepper, Inc.	118,854	3,197,173
Molson Coors Beverage Co. Class B	53,620	1,890,641
PepsiCo, Inc.	113,713	15,156,806
The Coca-Cola Co.	491,735	23,632,784
		52,687,648
Food & Staples Retailing - 1.9%
Albertsons Companies, Inc. (b)	8,554	125,658
Casey's General Stores, Inc. (b)	11,317	1,907,707
Costco Wholesale Corp.	15,907	5,688,661
Grocery Outlet Holding Corp. (a)	9,947	437,867
Kroger Co.	238,089	7,668,847
Sprouts Farmers Market LLC (a)	5,489	104,565
Sysco Corp.	42,966	2,376,449
U.S. Foods Holding Corp. (a)	67,536	1,411,502
Walgreens Boots Alliance, Inc.	222,800	7,584,112
Walmart, Inc.	429,195	59,550,806
		86,856,174
Food Products - 1.9%
Archer Daniels Midland Co.	170,341	7,876,568
Beyond Meat, Inc. (a)(b)	3,263	464,749
Bunge Ltd.	41,682	2,364,620
Campbell Soup Co.	27,073	1,263,497
Conagra Brands, Inc.	149,853	5,258,342
Flowers Foods, Inc.	59,881	1,411,994
General Mills, Inc.	186,745	11,040,364
Hormel Foods Corp. (b)	85,802	4,177,699
Ingredion, Inc.	20,625	1,462,106
Kellogg Co.	50,998	3,207,264
Lamb Weston Holdings, Inc.	34,581	2,194,164
McCormick & Co., Inc. (non-vtg.)	16,810	3,034,373
Mondelez International, Inc.	434,816	23,097,426
Pilgrim's Pride Corp. (a)	10,746	179,888
Post Holdings, Inc. (a)	19,572	1,681,235
Seaboard Corp.	81	279,045
The Hain Celestial Group, Inc. (a)	24,992	768,504
The Hershey Co.	10,337	1,420,924
The J.M. Smucker Co.	33,944	3,808,517
The Kraft Heinz Co.	199,109	6,090,744
TreeHouse Foods, Inc. (a)	17,431	677,020
Tyson Foods, Inc. Class A	88,397	5,058,960
		86,818,003
Household Products - 2.1%
Clorox Co.	11,284	2,338,609
Colgate-Palmolive Co.	259,473	20,469,825
Energizer Holdings, Inc. (b)	3,731	146,815
Kimberly-Clark Corp.	104,535	13,860,296
Procter & Gamble Co.	415,068	56,905,823
Reynolds Consumer Products, Inc.	11,183	315,808
Spectrum Brands Holdings, Inc. (b)	13,124	746,362
		94,783,538
Personal Products - 0.1%
Coty, Inc. Class A	85,842	248,942
Estee Lauder Companies, Inc. Class A	7,228	1,587,702
Herbalife Nutrition Ltd. (a)	23,924	1,079,929
Nu Skin Enterprises, Inc. Class A	15,833	781,359
		3,697,932
Tobacco - 1.0%
Altria Group, Inc.	322,993	11,653,587
Philip Morris International, Inc.	479,221	34,034,275
		45,687,862

TOTAL CONSUMER STAPLES		370,531,157

ENERGY - 3.9%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	201,853	2,981,369
Halliburton Co.	269,339	3,248,228
Helmerich & Payne, Inc. (b)	31,422	467,245
National Oilwell Varco, Inc.	119,339	1,002,448
Schlumberger Ltd.	427,384	6,385,117
		14,084,407
Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream GP LP (b)	88,800	508,824
Apache Corp.	116,030	963,049
Cabot Oil & Gas Corp.	120,486	2,143,446
Chevron Corp.	593,186	41,226,427
Cimarex Energy Co.	31,018	786,927
Concho Resources, Inc.	59,968	2,489,272
ConocoPhillips Co.	330,649	9,463,174
Continental Resources, Inc. (b)	22,546	271,228
Devon Energy Corp.	117,297	1,047,462
Diamondback Energy, Inc.	48,400	1,256,464
EOG Resources, Inc.	179,183	6,135,226
EQT Corp.	78,338	1,186,037
Equitrans Midstream Corp.	114,340	830,108
Exxon Mobil Corp.	1,303,445	42,518,376
Hess Corp.	84,415	3,141,926
HollyFrontier Corp.	46,040	852,200
Kinder Morgan, Inc.	598,435	7,121,377
Marathon Oil Corp.	241,907	957,952
Marathon Petroleum Corp.	199,019	5,871,061
Murphy Oil Corp. (b)	43,716	337,488
Occidental Petroleum Corp.	258,076	2,356,234
ONEOK, Inc.	134,865	3,911,085
Parsley Energy, Inc. Class A	92,456	925,485
Phillips 66 Co.	134,236	6,263,452
Pioneer Natural Resources Co.	50,469	4,015,314
Targa Resources Corp. (b)	70,795	1,136,260
The Williams Companies, Inc.	373,909	7,175,314
Valero Energy Corp.	125,364	4,840,304
WPX Energy, Inc. (a)	125,501	578,560
		160,310,032

TOTAL ENERGY		174,394,439

FINANCIALS - 18.3%
Banks - 6.9%
Associated Banc-Corp.	47,098	644,772
Bank of America Corp.	2,382,052	56,454,632
Bank of Hawaii Corp.	12,218	740,900
Bank OZK	37,592	931,530
BOK Financial Corp.	9,647	566,665
Citigroup, Inc.	641,201	26,558,545
Citizens Financial Group, Inc.	130,968	3,568,878
Comerica, Inc.	42,746	1,945,370
Commerce Bancshares, Inc.	30,898	1,923,401
Cullen/Frost Bankers, Inc.	17,191	1,208,012
East West Bancorp, Inc.	43,306	1,579,803
Fifth Third Bancorp	218,614	5,076,217
First Citizens Bancshares, Inc.	1,934	894,862
First Hawaiian, Inc.	40,193	693,731
First Horizon National Corp.	167,573	1,744,435
First Republic Bank	52,343	6,602,546
FNB Corp., Pennsylvania	99,748	754,095
Huntington Bancshares, Inc.	310,399	3,240,566
JPMorgan Chase & Co.	932,860	91,457,594
KeyCorp	298,579	3,875,555
M&T Bank Corp.	39,351	4,075,977
PacWest Bancorp	36,151	695,545
Peoples United Financial, Inc.	129,864	1,385,649
Pinnacle Financial Partners, Inc. (b)	22,671	1,038,105
PNC Financial Services Group, Inc.	130,541	14,604,927
Popular, Inc.	25,465	1,074,623
Prosperity Bancshares, Inc.	27,417	1,510,951
Regions Financial Corp.	295,296	3,927,437
Signature Bank	15,975	1,289,822
Sterling Bancorp	59,723	799,094
SVB Financial Group (a)	15,798	4,592,479
Synovus Financial Corp.	44,915	1,167,790
TCF Financial Corp.	46,354	1,261,292
Truist Financial Corp.	414,643	17,464,763
U.S. Bancorp	418,409	16,297,031
Umpqua Holdings Corp. (b)	67,772	851,216
Webster Financial Corp.	27,582	888,416
Wells Fargo & Co.	1,156,312	24,802,892
Western Alliance Bancorp.	30,016	1,236,659
Wintrust Financial Corp.	17,600	866,448
Zions Bancorp NA	49,569	1,599,592
		311,892,817
Capital Markets - 4.0%
Affiliated Managers Group, Inc. (b)	14,198	1,070,103
Ameriprise Financial, Inc.	36,986	5,948,458
Apollo Global Management LLC Class A (b)	26,430	974,210
Bank of New York Mellon Corp.	245,700	8,442,252
BlackRock, Inc. Class A	45,325	27,159,193
Carlyle Group LP (b)	32,607	812,566
Cboe Global Markets, Inc.	26,315	2,139,146
Charles Schwab Corp.	442,114	18,175,307
CME Group, Inc.	109,282	16,470,983
Eaton Vance Corp. (non-vtg.)	34,028	2,034,534
Evercore, Inc. Class A	12,148	966,252
Franklin Resources, Inc. (b)	83,280	1,561,500
Goldman Sachs Group, Inc.	101,992	19,280,568
Interactive Brokers Group, Inc.	22,541	1,072,275
Intercontinental Exchange, Inc.	107,715	10,168,296
Invesco Ltd.	115,882	1,519,213
KKR & Co. LP	163,822	5,594,521
Lazard Ltd. Class A	31,008	1,044,039
LPL Financial	22,227	1,776,604
Morgan Stanley	410,439	19,762,638
Morningstar, Inc.	1,042	198,376
Northern Trust Corp.	59,059	4,622,548
Raymond James Financial, Inc.	37,737	2,884,616
S&P Global, Inc.	30,403	9,811,960
SEI Investments Co.	35,460	1,742,859
State Street Corp.	108,251	6,375,984
T. Rowe Price Group, Inc.	51,907	6,574,541
The NASDAQ OMX Group, Inc.	35,181	4,256,549
Tradeweb Markets, Inc. Class A	3,783	206,098
Virtu Financial, Inc. Class A	1,866	39,895
		182,686,084
Consumer Finance - 1.0%
Ally Financial, Inc.	114,853	3,064,278
American Express Co.	201,371	18,373,090
Capital One Financial Corp.	139,295	10,179,679
Credit Acceptance Corp. (a)(b)	2,822	841,295
Discover Financial Services	94,235	6,126,217
LendingTree, Inc. (a)(b)	112	36,242
OneMain Holdings, Inc.	19,993	697,556
Santander Consumer U.S.A. Holdings, Inc.	22,356	454,721
SLM Corp.	88,861	816,633
Synchrony Financial	179,266	4,485,235
		45,074,946
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	590,118	119,144,819
Equitable Holdings, Inc.	124,956	2,685,304
Jefferies Financial Group, Inc.	69,646	1,358,793
Voya Financial, Inc.	38,580	1,849,139
		125,038,055
Insurance - 3.4%
AFLAC, Inc.	218,428	7,415,631
Alleghany Corp.	3,875	2,119,354
Allstate Corp.	96,453	8,560,204
American Financial Group, Inc.	22,336	1,673,860
American International Group, Inc.	265,224	8,351,904
American National Group, Inc.	2,226	153,149
Arch Capital Group Ltd. (a)	120,892	3,652,147
Arthur J. Gallagher & Co.	57,876	6,002,320
Assurant, Inc.	18,320	2,278,458
Assured Guaranty Ltd.	25,122	641,365
Athene Holding Ltd. (a)	35,490	1,138,519
Axis Capital Holdings Ltd.	23,222	991,347
Brighthouse Financial, Inc. (a)	28,536	944,542
Brown & Brown, Inc. (b)	68,621	2,985,700
Chubb Ltd.	138,391	17,978,375
Cincinnati Financial Corp.	46,031	3,256,233
CNA Financial Corp.	8,520	253,811
Erie Indemnity Co. Class A	3,328	774,991
Everest Re Group Ltd.	12,106	2,385,850
First American Financial Corp.	33,342	1,486,720
FNF Group	84,495	2,643,849
Globe Life, Inc.	32,244	2,614,666
GoHealth, Inc. (a)	10,978	113,732
Hanover Insurance Group, Inc.	11,636	1,113,100
Hartford Financial Services Group, Inc.	109,915	4,233,926
Kemper Corp.	18,976	1,170,060
Lemonade, Inc. (a)(b)	3,729	187,531
Lincoln National Corp.	51,844	1,819,724
Loews Corp.	73,638	2,553,766
Markel Corp. (a)	4,155	3,875,784
Marsh & McLennan Companies, Inc.	34,744	3,594,614
Mercury General Corp.	8,155	331,990
MetLife, Inc.	236,684	8,958,489
Old Republic International Corp.	86,995	1,416,279
Primerica, Inc.	4,572	504,017
Principal Financial Group, Inc.	83,511	3,275,301
Progressive Corp.	128,127	11,774,871
Prudential Financial, Inc.	121,695	7,790,914
Reinsurance Group of America, Inc.	20,818	2,103,034
RenaissanceRe Holdings Ltd.	10,296	1,665,069
The Travelers Companies, Inc.	77,793	9,390,393
Unum Group	62,459	1,103,026
W.R. Berkley Corp.	42,812	2,573,857
White Mountains Insurance Group Ltd.	931	845,655
Willis Towers Watson PLC	39,563	7,219,456
		155,917,583
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	170,766	2,385,601
Annaly Capital Management, Inc.	431,556	3,059,732
New Residential Investment Corp.	127,398	955,485
Starwood Property Trust, Inc.	84,022	1,173,787
		7,574,605
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	103,776	1,043,987
New York Community Bancorp, Inc.	138,248	1,148,841
Rocket Cos., Inc. (a)(b)	17,823	324,913
TFS Financial Corp.	14,407	226,334
		2,744,075

TOTAL FINANCIALS		830,928,165

HEALTH CARE - 14.1%
Biotechnology - 1.1%
AbbVie, Inc.	32,544	2,769,494
Acceleron Pharma, Inc. (a)	964	100,815
Agios Pharmaceuticals, Inc. (a)	17,243	690,927
Alexion Pharmaceuticals, Inc. (a)	55,333	6,371,042
Alkermes PLC (a)	48,757	792,301
Biogen, Inc. (a)	33,849	8,532,317
BioMarin Pharmaceutical, Inc. (a)	5,070	377,360
bluebird bio, Inc. (a)	11,301	584,375
Exact Sciences Corp. (a)	5,985	741,123
Exelixis, Inc. (a)	59,471	1,217,966
Gilead Sciences, Inc.	386,696	22,486,372
Ionis Pharmaceuticals, Inc. (a)	20,384	957,029
Sage Therapeutics, Inc. (a)(b)	14,560	1,068,413
United Therapeutics Corp. (a)	13,331	1,789,420
		48,478,954
Health Care Equipment & Supplies - 4.7%
Abbott Laboratories	327,931	34,468,827
Baxter International, Inc.	91,065	7,063,912
Becton, Dickinson & Co.	84,958	19,636,343
Boston Scientific Corp. (a)	439,892	15,075,099
Danaher Corp.	192,804	44,256,230
Dentsply Sirona, Inc.	67,199	3,171,121
Envista Holdings Corp. (a)	49,035	1,295,505
Globus Medical, Inc. (a)	22,774	1,186,981
Haemonetics Corp. (a)	1,028	103,921
Hill-Rom Holdings, Inc.	18,087	1,647,183
Hologic, Inc. (a)	23,803	1,638,122
ICU Medical, Inc. (a)	4,395	781,387
Integra LifeSciences Holdings Corp. (a)	21,926	966,937
Medtronic PLC	413,115	41,546,976
STERIS PLC	24,470	4,335,839
Stryker Corp.	71,892	14,522,903
Tandem Diabetes Care, Inc. (a)	1,971	214,839
Teleflex, Inc.	5,296	1,685,346
The Cooper Companies, Inc.	13,160	4,198,698
Varian Medical Systems, Inc. (a)	24,371	4,211,309
Zimmer Biomet Holdings, Inc.	63,705	8,415,431
		210,422,909
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	27,041	964,012
AmerisourceBergen Corp.	23,297	2,238,143
Anthem, Inc.	57,738	15,750,926
Centene Corp. (a)	124,608	7,364,333
Cigna Corp.	81,353	13,583,510
CVS Health Corp.	402,562	22,579,703
DaVita HealthCare Partners, Inc. (a)	21,222	1,830,398
Encompass Health Corp.	16,576	1,016,275
HCA Holdings, Inc.	39,295	4,870,222
Henry Schein, Inc. (a)	43,818	2,785,948
Humana, Inc.	25,185	10,055,867
Laboratory Corp. of America Holdings (a)	28,174	5,628,320
McKesson Corp.	12,670	1,868,698
Molina Healthcare, Inc. (a)	5,925	1,104,835
Oak Street Health, Inc. (a)	2,328	110,790
Premier, Inc.	19,165	627,270
Quest Diagnostics, Inc.	41,094	5,019,221
UnitedHealth Group, Inc.	48,847	14,905,174
Universal Health Services, Inc. Class B	22,634	2,479,555
		114,783,200
Health Care Technology - 0.0%
Change Healthcare, Inc. (a)	19,137	270,789
Teladoc Health, Inc. (a)(b)	2,159	424,157
		694,946
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	86,972	8,878,971
Berkeley Lights, Inc. (a)	1,202	87,229
Bio-Rad Laboratories, Inc. Class A (a)	6,490	3,805,866
Bio-Techne Corp.	668	168,610
Bruker Corp.	18,335	779,971
Charles River Laboratories International, Inc. (a)	1,728	393,466
IQVIA Holdings, Inc. (a)	36,315	5,592,147
Mettler-Toledo International, Inc. (a)	441	440,078
PerkinElmer, Inc.	27,585	3,573,637
PPD, Inc.	7,369	242,293
PRA Health Sciences, Inc. (a)	2,817	274,488
QIAGEN NV (a)	69,133	3,279,670
Syneos Health, Inc. (a)	18,962	1,006,503
Thermo Fisher Scientific, Inc.	50,239	23,769,076
Waters Corp. (a)	17,422	3,881,970
		56,173,975
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	444,159	25,961,094
Catalent, Inc. (a)	49,946	4,383,760
Elanco Animal Health, Inc. (a)	122,885	3,810,664
Horizon Therapeutics PLC (a)	4,389	328,868
Jazz Pharmaceuticals PLC (a)	16,618	2,394,654
Johnson & Johnson	703,322	96,432,479
Merck & Co., Inc.	98,053	7,374,566
Mylan NV (a)	158,472	2,304,183
Nektar Therapeutics (a)(b)	53,256	843,575
Perrigo Co. PLC	41,980	1,841,663
Pfizer, Inc.	1,712,698	60,766,525
Reata Pharmaceuticals, Inc. (a)	723	84,381
Royalty Pharma PLC (b)	18,150	666,105
Zoetis, Inc. Class A	13,907	2,204,955
		209,397,472

TOTAL HEALTH CARE		639,951,456

INDUSTRIALS - 13.1%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	10,668	586,847
Curtiss-Wright Corp.	12,740	1,074,746
General Dynamics Corp.	78,046	10,249,781
Harris Corp.	66,273	10,677,243
HEICO Corp.	2,645	277,857
HEICO Corp. Class A	4,730	442,255
Hexcel Corp.	25,606	857,289
Howmet Aerospace, Inc.	121,318	2,092,736
Huntington Ingalls Industries, Inc.	11,001	1,622,427
Mercury Systems, Inc. (a)	3,095	213,184
Northrop Grumman Corp.	3,891	1,127,690
Raytheon Technologies Corp.	438,970	23,844,850
Spirit AeroSystems Holdings, Inc. Class A	32,672	594,304
Teledyne Technologies, Inc. (a)	11,140	3,443,931
Textron, Inc.	69,973	2,505,033
The Boeing Co.	164,448	23,744,647
TransDigm Group, Inc.	12,493	5,964,283
Virgin Galactic Holdings, Inc. (a)(b)	2,868	49,961
		89,369,064
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	34,332	3,035,979
Expeditors International of Washington, Inc.	19,731	1,743,628
FedEx Corp.	74,369	19,296,524
United Parcel Service, Inc. Class B	73,834	11,600,060
XPO Logistics, Inc. (a)	26,512	2,386,080
		38,062,271
Airlines - 0.5%
Alaska Air Group, Inc.	36,825	1,395,299
American Airlines Group, Inc. (b)	155,327	1,752,089
Copa Holdings SA Class A	9,730	479,494
Delta Air Lines, Inc.	195,988	6,005,072
JetBlue Airways Corp. (a)	83,610	1,000,812
Southwest Airlines Co.	181,186	7,162,283
United Airlines Holdings, Inc. (a)	89,171	3,019,330
		20,814,379
Building Products - 0.9%
A.O. Smith Corp.	40,788	2,108,332
Allegion PLC	9,920	977,120
Armstrong World Industries, Inc. (b)	9,375	561,563
Carrier Global Corp.	171,179	5,715,667
Fortune Brands Home & Security, Inc.	42,332	3,423,389
Johnson Controls International PLC	229,046	9,668,032
Lennox International, Inc.	10,628	2,887,202
Masco Corp.	80,780	4,329,808
Owens Corning	32,857	2,151,148
The AZEK Co., Inc.	10,151	339,449
Trane Technologies PLC	73,464	9,752,346
		41,914,056
Commercial Services & Supplies - 0.6%
ADT, Inc.	48,863	322,007
Cintas Corp.	3,094	973,218
Clean Harbors, Inc. (a)	15,814	837,668
IAA Spinco, Inc. (a)	31,445	1,779,473
MSA Safety, Inc.	8,702	1,147,968
Republic Services, Inc.	64,538	5,690,315
Rollins, Inc.	5,615	324,828
Stericycle, Inc. (a)	28,078	1,749,259
Waste Management, Inc.	113,203	12,215,736
		25,040,472
Construction & Engineering - 0.2%
AECOM (a)	46,975	2,106,359
Jacobs Engineering Group, Inc.	38,495	3,657,025
Quanta Services, Inc.	33,539	2,093,840
Valmont Industries, Inc.	6,439	914,016
		8,771,240
Electrical Equipment - 1.0%
Acuity Brands, Inc.	12,083	1,077,079
AMETEK, Inc.	70,479	6,921,038
Eaton Corp. PLC	123,109	12,777,483
Emerson Electric Co.	183,185	11,868,556
Generac Holdings, Inc. (a)	1,702	357,675
GrafTech International Ltd.	20,217	136,465
Hubbell, Inc. Class B	16,604	2,416,048
nVent Electric PLC	47,705	861,075
Regal Beloit Corp.	12,440	1,227,206
Rockwell Automation, Inc.	18,322	4,344,513
Sensata Technologies, Inc. PLC (a)	47,420	2,072,728
		44,059,866
Industrial Conglomerates - 1.7%
3M Co.	58,841	9,412,206
Carlisle Companies, Inc.	16,602	2,056,490
General Electric Co.	2,676,000	19,855,920
Honeywell International, Inc.	216,245	35,669,613
Roper Technologies, Inc.	27,616	10,254,925
		77,249,154
Machinery - 3.3%
AGCO Corp.	18,985	1,462,415
Allison Transmission Holdings, Inc.	12,306	444,862
Caterpillar, Inc.	166,735	26,185,732
Colfax Corp. (a)	30,584	831,579
Crane Co.	15,067	764,650
Cummins, Inc.	45,333	9,968,273
Deere & Co.	86,813	19,611,925
Donaldson Co., Inc.	35,005	1,662,738
Dover Corp.	44,172	4,890,282
Flowserve Corp. (b)	39,986	1,164,392
Fortive Corp.	91,458	5,633,813
Gates Industrial Corp. PLC (a)	13,197	146,487
Graco, Inc.	25,386	1,571,393
IDEX Corp.	23,156	3,945,551
Illinois Tool Works, Inc.	53,982	10,573,994
Ingersoll Rand, Inc. (a)	106,509	3,721,424
ITT, Inc.	26,562	1,607,267
Lincoln Electric Holdings, Inc.	10,068	1,025,124
Middleby Corp. (a)	16,927	1,684,914
Nordson Corp.	3,278	634,064
Oshkosh Corp.	20,812	1,401,896
Otis Worldwide Corp.	125,503	7,690,824
PACCAR, Inc.	104,306	8,905,646
Parker Hannifin Corp.	39,370	8,203,133
Pentair PLC	50,729	2,524,275
Snap-On, Inc.	16,535	2,604,759
Stanley Black & Decker, Inc.	47,415	7,880,373
Timken Co.	19,459	1,161,702
Toro Co.	3,139	257,712
Trinity Industries, Inc. (b)	27,333	514,954
Westinghouse Air Brake Co.	55,626	3,298,622
Woodward, Inc.	17,101	1,360,385
Xylem, Inc.	54,989	4,791,741
		148,126,901
Marine - 0.0%
Kirby Corp. (a)	18,469	710,872
Professional Services - 0.3%
CoreLogic, Inc.	23,084	1,775,852
Dun & Bradstreet Holdings, Inc. (a)(b)	13,146	339,693
Equifax, Inc.	9,592	1,310,267
FTI Consulting, Inc. (a)	11,066	1,089,558
IHS Markit Ltd.	55,529	4,490,630
Manpower, Inc.	17,792	1,207,543
Nielsen Holdings PLC	109,492	1,479,237
Robert Half International, Inc.	34,311	1,739,225
TransUnion Holding Co., Inc.	5,312	423,154
		13,855,159
Road & Rail - 1.5%
AMERCO	2,741	951,566
CSX Corp.	234,799	18,535,033
J.B. Hunt Transport Services, Inc.	18,812	2,290,173
Kansas City Southern	29,145	5,133,600
Knight-Swift Transportation Holdings, Inc. Class A	38,389	1,458,398
Landstar System, Inc.	2,125	264,988
Lyft, Inc. (a)	74,560	1,702,205
Norfolk Southern Corp.	78,797	16,478,029
Old Dominion Freight Lines, Inc.	4,134	786,990
Ryder System, Inc. (b)	16,174	796,731
Schneider National, Inc. Class B	18,530	408,772
Uber Technologies, Inc. (a)	98,030	3,275,182
Union Pacific Corp.	102,449	18,152,938
		70,234,605
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	32,805	893,608
Fastenal Co.	33,264	1,438,003
HD Supply Holdings, Inc. (a)	49,450	1,971,077
MSC Industrial Direct Co., Inc. Class A (b)	13,724	956,014
United Rentals, Inc. (a)	22,132	3,945,914
Univar, Inc. (a)	51,419	853,041
W.W. Grainger, Inc.	3,638	1,273,373
Watsco, Inc.	10,012	2,244,090
		13,575,120
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	22,875	590,175

TOTAL INDUSTRIALS		592,373,334

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.4%
Arista Networks, Inc. (a)	3,239	676,627
Ciena Corp. (a)	46,975	1,850,345
Cisco Systems, Inc.	1,307,856	46,952,030
CommScope Holding Co., Inc. (a)	56,318	501,230
EchoStar Holding Corp. Class A (a)	14,463	334,963
F5 Networks, Inc. (a)	18,734	2,490,498
Juniper Networks, Inc.	101,055	1,992,805
Lumentum Holdings, Inc. (a)	20,533	1,697,874
Motorola Solutions, Inc.	46,967	7,423,604
Ubiquiti, Inc. (b)	443	82,225
ViaSat, Inc. (a)(b)	17,933	607,929
		64,610,130
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	36,152	4,079,392
Arrow Electronics, Inc. (a)	23,652	1,842,254
Avnet, Inc.	30,269	746,736
Coherent, Inc. (a)	1,237	154,798
Corning, Inc.	230,594	7,372,090
Dolby Laboratories, Inc. Class A	17,093	1,283,342
FLIR Systems, Inc.	40,089	1,390,687
IPG Photonics Corp. (a)	10,193	1,895,490
Jabil, Inc.	36,616	1,213,454
Keysight Technologies, Inc. (a)	38,195	4,005,510
Littelfuse, Inc.	7,243	1,433,679
National Instruments Corp.	39,623	1,239,407
SYNNEX Corp.	12,766	1,680,516
Trimble, Inc. (a)	76,674	3,690,320
Vontier Corp. (a)	36,585	1,051,453
Zebra Technologies Corp. Class A (a)	1,356	384,616
		33,463,744
IT Services - 2.6%
Akamai Technologies, Inc. (a)	8,685	826,117
Alliance Data Systems Corp.	14,473	745,938
Amdocs Ltd.	40,757	2,297,880
Automatic Data Processing, Inc.	18,529	2,926,841
BigCommerce Holdings, Inc. (a)(b)	429	31,489
CACI International, Inc. Class A (a)	6,400	1,334,592
Cognizant Technology Solutions Corp. Class A	154,448	11,030,676
DXC Technology Co.	77,934	1,435,544
Euronet Worldwide, Inc. (a)	15,446	1,372,223
Fidelity National Information Services, Inc.	190,129	23,688,172
Fiserv, Inc. (a)	121,131	11,564,377
Genpact Ltd.	35,228	1,210,786
Global Payments, Inc.	91,636	14,454,663
IBM Corp.	273,611	30,551,404
Jack Henry & Associates, Inc.	5,121	759,188
Leidos Holdings, Inc.	37,345	3,099,635
Paychex, Inc.	20,727	1,704,796
Sabre Corp.	86,174	561,854
Science Applications International Corp.	15,524	1,185,568
The Western Union Co.	101,580	1,974,715
Twilio, Inc. Class A (a)	7,075	1,973,713
VeriSign, Inc. (a)	12,791	2,439,244
WEX, Inc. (a)	12,369	1,565,297
		118,734,712
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	25,131	1,892,113
Analog Devices, Inc.	99,527	11,796,935
Broadcom, Inc.	6,253	2,186,236
Cirrus Logic, Inc. (a)	17,951	1,236,285
Cree, Inc. (a)(b)	33,263	2,115,527
Entegris, Inc.	2,544	190,215
First Solar, Inc. (a)	28,216	2,456,062
Intel Corp.	1,305,469	57,806,167
Marvell Technology Group Ltd.	202,708	7,603,577
Maxim Integrated Products, Inc.	54,529	3,797,945
Microchip Technology, Inc.	18,619	1,956,485
Micron Technology, Inc. (a)	342,405	17,236,668
MKS Instruments, Inc.	4,199	455,130
ON Semiconductor Corp. (a)	124,719	3,129,200
Qorvo, Inc. (a)	35,072	4,466,770
Skyworks Solutions, Inc.	51,281	7,245,492
Texas Instruments, Inc.	141,928	20,521,370
		146,092,177
Software - 0.7%
2U, Inc. (a)(b)	14,230	524,376
Aspen Technology, Inc. (a)	1,503	165,044
Autodesk, Inc. (a)	22,551	5,311,663
CDK Global, Inc.	32,688	1,408,853
Ceridian HCM Holding, Inc. (a)	9,816	846,336
Citrix Systems, Inc.	27,585	3,124,553
Crowdstrike Holdings, Inc. (a)	12,779	1,582,551
Duck Creek Technologies, Inc. (a)	683	29,622
FireEye, Inc. (a)	52,755	730,129
Guidewire Software, Inc. (a)	20,682	1,987,747
Jamf Holding Corp. (a)	2,954	96,300
Manhattan Associates, Inc. (a)	2,021	172,796
nCino, Inc. (a)	733	51,691
Nuance Communications, Inc. (a)	86,412	2,757,407
Oracle Corp.	70,992	3,983,361
Pegasystems, Inc.	1,154	133,726
RealPage, Inc. (a)	3,392	188,900
Salesforce.com, Inc. (a)	19,474	4,523,226
SolarWinds, Inc. (a)	13,830	282,547
SS&C Technologies Holdings, Inc.	54,635	3,235,485
Synopsys, Inc. (a)	3,354	717,286
Teradata Corp. (a)	7,735	142,092
		31,995,691
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. (a)	72,600	4,374,876
Hewlett Packard Enterprise Co.	396,694	3,427,436
HP, Inc.	440,212	7,906,208
NCR Corp. (a)	39,265	797,865
NetApp, Inc.	31,183	1,368,622
Pure Storage, Inc. Class A (a)	31,101	500,726
Western Digital Corp.	92,235	3,480,027
Xerox Holdings Corp.	55,599	966,311
		22,822,071

TOTAL INFORMATION TECHNOLOGY		417,718,525

MATERIALS - 4.8%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	59,354	16,395,949
Albemarle Corp. U.S. (b)	32,440	3,023,732
Ashland Global Holdings, Inc.	16,994	1,185,671
Axalta Coating Systems Ltd. (a)	64,714	1,624,969
Cabot Corp. (b)	17,307	657,839
Celanese Corp. Class A	36,219	4,111,219
CF Industries Holdings, Inc.	65,628	1,811,989
Corteva, Inc.	230,680	7,607,826
Dow, Inc.	228,365	10,388,324
DuPont de Nemours, Inc.	226,251	12,869,157
Eastman Chemical Co.	41,689	3,370,139
Ecolab, Inc.	61,417	11,275,547
Element Solutions, Inc. (a)	67,062	785,967
FMC Corp.	31,962	3,283,776
Huntsman Corp.	61,552	1,495,098
International Flavors & Fragrances, Inc. (b)	32,882	3,375,666
Linde PLC	161,764	35,643,080
LyondellBasell Industries NV Class A	78,863	5,398,172
NewMarket Corp.	350	125,192
Olin Corp.	43,807	725,006
PPG Industries, Inc.	72,550	9,411,186
RPM International, Inc.	6,490	549,508
The Chemours Co. LLC	50,194	1,010,907
The Mosaic Co.	106,151	1,963,794
The Scotts Miracle-Gro Co. Class A	743	111,487
Valvoline, Inc.	56,943	1,120,069
W.R. Grace & Co.	10,869	472,693
Westlake Chemical Corp.	10,518	711,227
		140,505,189
Construction Materials - 0.3%
Eagle Materials, Inc.	12,676	1,080,629
Martin Marietta Materials, Inc.	19,103	5,088,084
Vulcan Materials Co.	40,629	5,884,704
		12,053,417
Containers & Packaging - 0.7%
Amcor PLC	411,828	4,295,366
Aptargroup, Inc.	19,740	2,252,137
Ardagh Group SA	5,152	84,905
Avery Dennison Corp.	15,044	2,081,939
Ball Corp.	6,375	567,375
Berry Global Group, Inc. (a)	26,924	1,255,466
Crown Holdings, Inc. (a)	35,741	3,066,578
Graphic Packaging Holding Co.	66,913	889,274
International Paper Co.	120,895	5,289,156
Packaging Corp. of America	28,792	3,296,396
Sealed Air Corp.	47,759	1,890,779
Silgan Holdings, Inc.	24,154	832,105
Sonoco Products Co.	30,786	1,505,128
WestRock Co.	78,851	2,960,855
		30,267,459
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	445,818	7,730,484
Newmont Corp.	247,123	15,529,209
Nucor Corp.	92,622	4,423,627
Reliance Steel & Aluminum Co.	19,481	2,123,234
Royal Gold, Inc.	5,777	686,365
Southern Copper Corp. (b)	25,366	1,327,656
Steel Dynamics, Inc.	61,596	1,939,042
		33,759,617

TOTAL MATERIALS		216,585,682

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Alexandria Real Estate Equities, Inc.	38,492	5,832,308
American Campus Communities, Inc.	42,074	1,576,092
American Homes 4 Rent Class A	79,761	2,254,843
Americold Realty Trust	56,362	2,041,995
Apartment Investment & Management Co. Class A	45,498	1,451,386
Apple Hospitality (REIT), Inc.	65,141	644,896
AvalonBay Communities, Inc.	43,270	6,020,155
Boston Properties, Inc.	47,822	3,462,791
Brandywine Realty Trust (SBI)	50,647	443,668
Brixmor Property Group, Inc.	91,045	997,853
Brookfield Property REIT, Inc. Class A (b)	1,565	23,084
Camden Property Trust (SBI)	28,990	2,674,038
CoreSite Realty Corp.	4,062	484,840
Corporate Office Properties Trust (SBI)	34,480	773,386
Cousins Properties, Inc.	45,480	1,158,830
Crown Castle International Corp.	8,572	1,338,946
CubeSmart	59,372	2,014,492
CyrusOne, Inc.	35,850	2,547,143
Digital Realty Trust, Inc.	82,224	11,864,923
Douglas Emmett, Inc.	51,104	1,206,054
Duke Realty Corp.	113,240	4,301,988
Empire State Realty Trust, Inc.	42,468	228,478
EPR Properties	22,332	532,395
Equity Commonwealth	35,811	946,127
Equity Lifestyle Properties, Inc.	31,540	1,866,853
Equity Residential (SBI)	113,018	5,309,586
Essex Property Trust, Inc.	20,048	4,101,620
Extra Space Storage, Inc.	11,472	1,330,178
Federal Realty Investment Trust (SBI)	23,131	1,590,950
First Industrial Realty Trust, Inc.	38,780	1,543,832
Gaming & Leisure Properties	63,278	2,300,155
Healthcare Trust of America, Inc.	66,784	1,622,851
Healthpeak Properties, Inc.	165,795	4,471,491
Highwoods Properties, Inc. (SBI)	31,650	942,221
Host Hotels & Resorts, Inc.	214,865	2,251,785
Hudson Pacific Properties, Inc.	46,261	890,987
Invitation Homes, Inc.	172,464	4,701,369
Iron Mountain, Inc.	36,398	948,532
JBG SMITH Properties	37,426	873,897
Kilroy Realty Corp.	35,300	1,661,924
Kimco Realty Corp.	126,922	1,302,220
Lamar Advertising Co. Class A	26,414	1,636,611
Life Storage, Inc.	14,329	1,635,655
Medical Properties Trust, Inc.	159,823	2,848,046
Mid-America Apartment Communities, Inc.	35,017	4,084,033
National Retail Properties, Inc.	52,642	1,685,070
Omega Healthcare Investors, Inc.	69,157	1,992,413
Outfront Media, Inc.	43,410	569,105
Paramount Group, Inc.	59,536	344,118
Park Hotels & Resorts, Inc.	72,218	717,125
Prologis (REIT), Inc.	226,639	22,482,589
Public Storage	16,094	3,686,653
Rayonier, Inc.	40,538	1,028,854
Realty Income Corp.	105,755	6,118,984
Regency Centers Corp.	51,792	1,843,277
Rexford Industrial Realty, Inc.	37,950	1,763,157
SBA Communications Corp. Class A	29,414	8,540,943
Simon Property Group, Inc.	19,929	1,251,740
SL Green Realty Corp.	22,428	960,143
Spirit Realty Capital, Inc.	31,616	950,061
Store Capital Corp.	71,601	1,840,146
Sun Communities, Inc.	29,710	4,088,987
Taubman Centers, Inc.	18,653	623,383
UDR, Inc.	90,047	2,813,068
Ventas, Inc.	114,761	4,529,617
VEREIT, Inc.	331,868	2,057,582
VICI Properties, Inc.	164,336	3,771,511
Vornado Realty Trust	53,931	1,657,300
Weingarten Realty Investors (SBI)	37,767	598,985
Welltower, Inc.	128,586	6,914,069
Weyerhaeuser Co.	229,690	6,268,240
WP Carey, Inc.	52,605	3,293,599
		195,126,226
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	102,550	5,168,520
Howard Hughes Corp. (a)	12,049	749,327
Jones Lang LaSalle, Inc. (b)	15,820	1,785,445
		7,703,292

TOTAL REAL ESTATE		202,829,518

UTILITIES - 6.3%
Electric Utilities - 3.9%
Alliant Energy Corp.	76,790	4,244,951
American Electric Power Co., Inc.	152,821	13,743,193
Avangrid, Inc.	17,425	859,750
Duke Energy Corp.	226,184	20,833,808
Edison International	109,984	6,163,503
Entergy Corp.	61,766	6,251,955
Evergy, Inc.	69,575	3,840,540
Eversource Energy	105,593	9,215,101
Exelon Corp.	299,573	11,949,967
FirstEnergy Corp.	166,641	4,952,571
Hawaiian Electric Industries, Inc.	32,880	1,086,355
IDACORP, Inc.	15,478	1,357,885
NextEra Energy, Inc.	602,888	44,137,430
NRG Energy, Inc.	48,805	1,543,214
OGE Energy Corp.	61,426	1,890,078
PG&E Corp. (a)	398,216	3,806,945
Pinnacle West Capital Corp.	34,587	2,821,262
PPL Corp.	236,952	6,516,180
Southern Co.	325,172	18,681,131
Xcel Energy, Inc.	161,646	11,320,069
		175,215,888
Gas Utilities - 0.1%
Atmos Energy Corp.	37,246	3,414,341
National Fuel Gas Co. (b)	26,705	1,067,132
UGI Corp.	63,941	2,067,852
		6,549,325
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	203,258	3,963,531
Vistra Corp.	149,982	2,605,187
		6,568,718
Multi-Utilities - 1.9%
Ameren Corp.	75,715	6,142,001
CenterPoint Energy, Inc.	154,841	3,271,790
CMS Energy Corp.	87,820	5,561,641
Consolidated Edison, Inc.	103,025	8,086,432
Dominion Energy, Inc.	258,191	20,743,065
DTE Energy Co.	59,069	7,290,296
MDU Resources Group, Inc.	61,278	1,455,965
NiSource, Inc.	117,659	2,702,627
Public Service Enterprise Group, Inc.	155,387	9,035,754
Sempra Energy	89,167	11,177,975
WEC Energy Group, Inc.	97,143	9,767,729
		85,235,275
Water Utilities - 0.3%
American Water Works Co., Inc.	55,729	8,387,772
Essential Utilities, Inc.	68,752	2,832,582
		11,220,354

TOTAL UTILITIES		284,789,560

TOTAL COMMON STOCKS
(Cost $4,146,242,612)		4,502,357,129
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (c)
(Cost $119,998)	120,000	119,999
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.10% (d)	6,509,584	$6,510,885
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	32,547,825	32,551,080
TOTAL MONEY MARKET FUNDS
(Cost $39,061,588)		39,061,965
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $4,185,424,198)		4,541,539,093
NET OTHER ASSETS (LIABILITIES) - (0.2)%(f)		(10,857,855)
NET ASSETS - 100%		$4,530,681,238

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	71	Dec. 2020	$11,589,685	$(197,994)	$(197,994)
CME E-mini S&P MidCap 400 Index Contracts (United States)	68	Dec. 2020	12,890,080	(75,793)	(75,793)
TOTAL FUTURES CONTRACTS					$(273,787)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,999.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $836,712 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,984
Fidelity Securities Lending Cash Central Fund	183,254
Total	$202,238

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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